Outstanding Loans and Leases - Consumer Real Estate - Modification Programs (Details) (Consumer real estate, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 5,712	$ 10,537	$ 13,086
Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	5,120	10,016	12,228
Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	592	521	858
Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	832	2,022	840
Modifications under government programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	757	1,950	730
Modifications under government programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	75	72	110
Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	567	3,589	4,096
Modifications under proprietary programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	421	3,505	4,015
Modifications under proprietary programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	146	84	81
Trial modifications
Financing Receivable, Modifications [Line Items]
Carrying Value	3,603	3,497	4,616
Trial modifications | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	3,421	3,410	4,547
Trial modifications | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	182	87	69
Loans discharged in Chapter 7 bankruptcy
Financing Receivable, Modifications [Line Items]
Carrying Value	710	1,429	3,534
Loans discharged in Chapter 7 bankruptcy | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	521	1,151	2,936
Loans discharged in Chapter 7 bankruptcy | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	189	278	598
Contractual interest rate reduction | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	699	1,863	720
Contractual interest rate reduction | Modifications under government programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	643	1,815	642
Contractual interest rate reduction | Modifications under government programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	56	48	78
Contractual interest rate reduction | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	266	2,839	3,394
Contractual interest rate reduction | Modifications under proprietary programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	244	2,799	3,350
Contractual interest rate reduction | Modifications under proprietary programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	22	40	44
Capitalization of past due amounts | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	73	134	144
Capitalization of past due amounts | Modifications under proprietary programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	71	132	144
Capitalization of past due amounts | Modifications under proprietary programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	2	2	0
Principal and/or interest forbearance | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	34	59	82
Principal and/or interest forbearance | Modifications under government programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	16	35	51
Principal and/or interest forbearance | Modifications under government programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	18	24	31
Principal and/or interest forbearance | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	141	486	440
Principal and/or interest forbearance | Modifications under proprietary programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	66	469	424
Principal and/or interest forbearance | Modifications under proprietary programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	75	17	16
Other modifications | Modifications under government programs
Financing Receivable, Modifications [Line Items]
Carrying Value	99	100	38
Other modifications | Modifications under government programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	98	100	37
Other modifications | Modifications under government programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	1	0	1
Other modifications | Modifications under proprietary programs
Financing Receivable, Modifications [Line Items]
Carrying Value	87	130	118
Other modifications | Modifications under proprietary programs | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	40	105	97
Other modifications | Modifications under proprietary programs | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 47	$ 25	$ 21